Goodwill and Intangible Assets - Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨) yr
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 29,176
Capco - customer-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	4.08
Net carrying value | ₨	₨ 14,013
Capco - marketing-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	5.08
Net carrying value | ₨	₨ 5,230
AVT [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 1,602
Harman Customer Related Intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	5.67
Net carrying value | ₨	₨ 5,650
Harman Marketing Related Intangible [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	2.67
Net carrying value | ₨	₨ 1,045
Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	430
Aggne [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 392
Rational Interaction, Inc. [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.89
Net carrying value | ₨	₨ 318
Eximius Design, LLC [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	1.4
Net carrying value | ₨	₨ 371
Convergence Acceleration Solutions, LLC [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	2.03
Net carrying value | ₨	₨ 125
Bottom of range [member] | AVT [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.21
Bottom of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.5
Bottom of range [member] | Aggne [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.87
Top of range [member] | AVT [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	4.72
Top of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	3.5
Top of range [member] | Aggne [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	1.87